SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%				10.00%
Segment reporting Information
Goodwill	$ 229,279				$ 229,279		$ 229,279
Revenues from Mining Operations	459,561		433,691		932,495	845,759
Production Costs	219,906		212,754		434,941	411,321
Amortization of Property, Plant and Mine Development	66,310		59,235		130,863	121,164
Exploration and Corporate Development	34,286		17,289		57,394	34,267
Foreign currency translation loss (gain)	(11,009)		2,713		4,508	16,778
Segment Income (Loss)	150,068		141,700		304,789	262,229
Interest and sundry expense (income)	(23)		(224)		246	24
Impairment loss on available-for-sale securities	11,581				11,581
Gain on sale and write-down of available-for-sale securities	(6,731)		420		(6,731)	4,814
Gain (loss) on derivative financial instruments	(4,321)	895	981	1,351	(3,426)	2,332
General and administrative expenses	(32,015)		(24,122)		(65,943)	(59,274)
Provincial capital tax	(4,001)				(4,001)
Interest expense	(14,220)		(13,989)		(28,667)	(27,997)
Income before income and mining taxes	77,176		104,766		184,686	182,128
TOTAL ASSETS	5,067,550				5,067,550		5,034,262
Meliadine Mine Project
Segment reporting Information
Goodwill	200,100				200,100
La India Mine Project
Segment reporting Information
Goodwill	29,200				29,200
Canada
Segment reporting Information
Revenues from Mining Operations	283,851		298,143		577,410	575,714
Production Costs	155,572		148,231		309,416	287,391
Amortization of Property, Plant and Mine Development	48,799		45,870		95,904	92,971
Exploration and Corporate Development	12,250				23,963
Foreign currency translation loss (gain)	(6,946)		1,383		1,667	11,688
Segment Income (Loss)	74,176		102,659		146,460	183,664
TOTAL ASSETS	3,224,312				3,224,312		3,205,158
Europe
Segment reporting Information
Revenues from Mining Operations	55,004		44,895		130,083	101,226
Production Costs	23,515		26,192		49,545	54,692
Amortization of Property, Plant and Mine Development	7,056		5,509		14,451	12,777
Foreign currency translation loss (gain)	152		(76)		1,216	3,787
Segment Income (Loss)	24,281		13,270		64,871	29,970
TOTAL ASSETS	813,156				813,156		771,714
Latin America
Segment reporting Information
Revenues from Mining Operations	120,706		90,653		225,002	168,819
Production Costs	40,819		38,331		75,980	69,238
Amortization of Property, Plant and Mine Development	10,455		7,856		20,508	15,416
Foreign currency translation loss (gain)	(3,953)		772		1,791	669
Segment Income (Loss)	73,385		43,694		126,723	83,496
TOTAL ASSETS	984,590				984,590		1,020,078
Exploration
Segment reporting Information
Exploration and Corporate Development	22,036		17,289		33,431	34,267
Foreign currency translation loss (gain)	(262)		634		(166)	634
Segment Income (Loss)	(21,774)		(17,923)		(33,265)	(34,901)
TOTAL ASSETS	45,492				45,492		37,312
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry expense (income)	(23)		(224)		246	24
Impairment loss on available-for-sale securities	11,581				11,581
Gain on sale and write-down of available-for-sale securities	(6,731)		420		(6,731)	4,814
Gain (loss) on derivative financial instruments	(4,321)		981		(3,426)	2,332
General and administrative expenses	(32,015)		(24,122)		(65,943)	(59,274)
Provincial capital tax	(4,001)				(4,001)
Interest expense	(14,220)		(13,989)		(28,667)	(27,997)
Income before income and mining taxes	$ 77,176		$ 104,766		$ 184,686	$ 182,128